Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (the “PEO”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 23 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income/(Loss) ($)(5) (in thousands)
2022	1,722,417	4,613,529	847,684	1,842,803	116	(51,403)
2021	3,369,929	1,256,212	1,629,972	712,083	42	(194,912)

(1)
Our PEO for 2022 and 2021 was Jill Milne, our current Chief Executive Officer and President. Our Other NEOs for 2022 were Andrew Nichols, former Chief Scientific Officer, and Benjamin Harshbarger, Chief Legal Officer, and our Other NEOs for 2021 were Andrew Nichols and Noah Clauser, Chief Financial Officer.

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$1,722,417	$847,684	$3,369,929	$1,629,972
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	$(793,900)	$(223,920)	$(2,532,483)	$(1,085,351)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	$2,221,123	$754,612	$401,222	$171,952
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$1,161,660	$383,316	$(74,570)	$(32,040)
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	$—	$—	$—	$—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$302,229	$81,111	$92,114	$27,550
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—
CAP Amounts (as calculated)	$4,613,529	$1,842,803	$1,256,212	$712,083

*
Amounts presented are averages for our Other NEOs in each respective year.

(3)
The material assumptions used to calculate fair values at December 31, 2022 and December 31, 2021 differed from those used to calculate the fair values at the time of grant as reflected in the SCT Amounts: (a) a weighted average exercise price was used; and (b) an average expected term of the remaining contractual life was used.

(4)
Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2020.

(5)
Reflects net losses in both years, as calculated in accordance with GAAP.

Named Executive Officers, Footnote [Text Block]
(1)
Our PEO for 2022 and 2021 was Jill Milne, our current Chief Executive Officer and President. Our Other NEOs for 2022 were Andrew Nichols, former Chief Scientific Officer, and Benjamin Harshbarger, Chief Legal Officer, and our Other NEOs for 2021 were Andrew Nichols and Noah Clauser, Chief Financial Officer.

Peer Group Issuers, Footnote [Text Block]	(4) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2020.
PEO Total Compensation Amount	$ 1,722,417	$ 3,369,929
PEO Actually Paid Compensation Amount	$ 4,613,529	1,256,212
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$1,722,417	$847,684	$3,369,929	$1,629,972
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	$(793,900)	$(223,920)	$(2,532,483)	$(1,085,351)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	$2,221,123	$754,612	$401,222	$171,952
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$1,161,660	$383,316	$(74,570)	$(32,040)
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	$—	$—	$—	$—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$302,229	$81,111	$92,114	$27,550
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—
CAP Amounts (as calculated)	$4,613,529	$1,842,803	$1,256,212	$712,083
*
Amounts presented are averages for our Other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 847,684	1,629,972
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,842,803	712,083
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$1,722,417	$847,684	$3,369,929	$1,629,972
Adjustments for stock and option awards:
(Subtraction): Aggregate value for option awards included in SCT Amounts for the covered fiscal year	$(793,900)	$(223,920)	$(2,532,483)	$(1,085,351)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at the covered fiscal year end	$2,221,123	$754,612	$401,222	$171,952
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$1,161,660	$383,316	$(74,570)	$(32,040)
Addition: Vesting date fair value of awards granted and vesting during the covered fiscal year	$—	$—	$—	$—
Addition: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$302,229	$81,111	$92,114	$27,550
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—
CAP Amounts (as calculated)	$4,613,529	$1,842,803	$1,256,212	$712,083
*
Amounts presented are averages for our Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CAP Amounts and cumulative Total Shareholder Return (“TSR”)
The following chart sets forth the relationship over the past two years of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative TSR:

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between CAP Amounts and Net Income (Loss)
The following chart sets forth the relationship over the past two years of the CAP Amounts for our PEO and Other NEOs as compared to our net income (loss):

Total Shareholder Return Amount	$ 116	42
Net Income (Loss)	$ (51,403,000)	(194,912,000)
PEO Name	Jill Milne
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (793,900)	(2,532,483)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,221,123	401,222
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,161,660	(74,570)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	302,229	92,114
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(223,920)	(1,085,351)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	754,612	171,952
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	383,316	(32,040)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 81,111	$ 27,550